Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance as of January 1	$ 15,774,044	$ 17,407,156	$ 15,705,088
Additions	223,918	702,123	1,705,603
Disposal	(7,503)	(2,335,235)	(3,535)
Balance as of December 31	$ 15,990,459	$ 15,774,044	$ 17,407,156